Document and Entity Information	Jan. 30, 2023
Document And Entity Information [Line Items]
Entity Registrant Name	PRUDENTIAL FINANCIAL INC
Entity Address, State or Province	NJ
Amendment Flag	false
Entity Central Index Key	0001137774
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jan. 30, 2023
Entity Incorporation State Country Code	NJ
Entity File Number	001-16707
Entity Tax Identification Number	22-3703799
Entity Address, Address Line One	751 Broad Street
Entity Address, City or Town	Newark
Entity Address, Postal Zip Code	07102
City Area Code	(973)
Local Phone Number	802-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, Par Value $.01
Trading Symbol	PRU
Security Exchange Name	NYSE
A 5950 Junior Subordinated Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.950% Junior Subordinated Notes
Trading Symbol	PRH
Security Exchange Name	NYSE
A 5625 Junior Subordinated Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.625% Junior Subordinated Notes
Trading Symbol	PRS
Security Exchange Name	NYSE
A 4125 Junior Subordinated Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.125% Junior Subordinated Notes
Trading Symbol	PFH
Security Exchange Name	NYSE